SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Granted

Details Regarding Grant of Options:

	Year Ended December 31, 2020
	Award amount	Exercise price range	Vesting period	Expiration
Employees, officers, directors, service providers and consultants:

January 7, 2020	16,000*	$35.04	1 Year	7 Years
February 17, 2020	209,500*	$19.69**	0-3 Years	7 Years
March 15, 2020	1,286,150*	$19.69**	0-3 Years	7 Years
May 5, 2020	75,500	$24.32	0-3 Years	7 Years
November 11, 2020	6,500***	$43.23	0-1 Year	7 Years

	Year Ended December 31, 2019
	Award amount	Exercise price	Vesting period	Expiration
Employees, officers, directors, service providers and consultants:

January 6, 2019	169,956	$7.49	0-3 Years	7 Years
January 7, 2019	305,919	$7.49	0-3 Years	7 Years
April 1, 2019	30,413	$10.23	0-2 Years	7 Years
April 5, 2019	67,982	$10.23	0-3 Years	7 Years
April 6, 2019	14,313	$10.23	0-3 Years	7 Years
August 8, 2019	30,000	$14.00	0-2 Years	7 Years
November 25, 2019	20,500*	$19.69**	1 Year	7 Years

*	Net of options granted in March 2020
**	Modification of share-based compensation

Schedule of Outstanding and Execisable Options

a)  The following tables summarize information concerning outstanding and exercisable options as of December 31, 2020:

December 31, 2020
Options outstanding			Options exercisable
	Number of	Weighted	Number of	Weighted
	options	average	options	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
prices *	year	Life	year	life
$0.20	109,859	1.20	109,859	1.20
$0.44	42,936	2.00	42,936	2.00
$0.56	2,978,813	3.04	2,978,813	3.04
$6.32	145,169	4.71	145,169	4.71
$7.49	376,320	5.02	335,080	5.02
$10.23	111,708	5.26	84,101	5.26
$14.00	30,000	5.62	22,500	5.62
$19.69	1,390,150	6.19	347,350	6.19
$24.32	55,000	6.35	26,376	6.35
$43.23	6,500	6.87	-	-

* In U.S. dollars per Ordinary Share.

Schedule of Share Based Compensation Expense

b) The following table illustrates the effect of share-based compensation on the statements of income:

	Year ended December 31
	2020	2019	2018

Cost of sales	520	94	25
Research and development expenses	2,264	179	63
Selling and marketing expenses	9,398	1,158	1,817
General and administrative expenses	663	126	42
	12,845	1,557	1,947

Schedule of Changes in Redeemable Non Controlling Interest

ii.The changes in redeemable non-controlling interest are as follow:

	Year ended December 31
	2019	2018
Balance as of January 1	2,187	3,066
Adjustment to redemption value of redeemable non-controlling interest	130	535
Increases due to additional investment of redeemable non-controlling interest	-	-
Waiver of redeemable non-controlling interest	(2,317)	(1,414)
Balance as of December 31	-	2,187

Employees, officers and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Granted

The following tables summarize information concerning options as of December 31, 2020 and 2019, respectively:

	Year ended December 31
	2020		2019
	Number of Options	Weighted Average Exercise price*	Number of Options	Weighted average exercise price*
Outstanding at beginning of year	9,300,858	$1.80	9,392,215	$0.74
Changes during the year:
Granted	1,593,650 **	20.16	751,333	14.18
Cancelled	(112,250)**	41.55	-	-
Exercised	(5,378,136)	0.88	(616,669)	0.63
Forfeited	(138,300)	22.55	(35,492)	8.93
Expired	(19,367)	0.56	(190,529)	0.56
Outstanding at end of year	5,246,455	$6.86	9,300,858	$1.80
Exercisable at end of year	4,092,184	$3.37	8,932,276	$1.03

* In U.S. dollars per Ordinary Share
** Net of options granted and cancelled in connection with modification as described above

Schedule of Assumptions Used to Calculate Fair Value of Options Granted

F - 30

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 12 - SHAREHOLDERS' EQUITY (continued):

The fair value of each option granted is estimated on the date of grant using the binomial option-pricing model, with the following assumptions:

	Year ended December 31
	2020	2019	2018

Fair value of one ordinary share	$19.69-$43.96	$7.49-$41.55	$4.86-$6.32
Dividend yield	0%	0%	0%
Expected volatility	46.07%-49.22%	46.03%-51.91%	51.2%
Risk-free interest rate	0.53%-1.74%	1.62%-2.60%	2.96%
Early exercise multiple (“EEM”)	0% - 250%	0% - 250%	0% - 250%
Contractual term	6.7-7 years	7 years	7 years